Related party transactions (Details Narrative) - CAD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Stock options granted			1,260,000	1,425,000
Stock options fair value			$ 3,651	$ 2,403
Investments value			45,024	$ 45,024
Coinsquare Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Common shares acquired	1,300,000
Common shares acquired value	$ 1,300
Investments value			1,300
Bottom of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rates				8.00%
Debentures [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties			322	$ 358
Interest on debenture			$ 26	$ 35
Interest rates			8.00%
Warrants were issued to related parties		35,831
Fair value of warrants were issued to related parties		$ 28